BEIJING BRUSSELS CENTURY CITY HONG KONG JAKARTA† LONDON LOS ANGELES NEWPORT BEACH	2765 Sand Hill Road Menlo Park, California 94025-7019 TELEPHONE (650) 473-2600 FACSIMILE (650) 473-2601 www.omm.com	NEW YORK SAN FRANCISCO SEOUL SHANGHAI SINGAPORE TOKYO WASHINGTON, D.C.

WRITER’S DIRECT DIAL (650) 473-2630 WRITER’S E-MAIL ADDRESS pku@omm.com

April 5, 2013

VIA EDGAR

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	Montage Technology Group Limited
Registration Statement on Form S-1, Submitted Confidentially

Ladies and Gentlemen:

On behalf of our client, Montage Technology Group Limited (the “Company”), a Cayman Islands company with its principal operations in the People’s Republic of China, we are submitting this letter in connection with the Company’s draft registration statement on Form S-1 (the “Draft Registration Statement”), which is being submitted via EDGAR simultaneously with this transmittal letter. The Draft Registration Statement relates to the planned initial public offering and listing on the NASDAQ Global Select Market of ordinary shares of the Company, par value US$0.005 per share. We are also submitting via EDGAR certain exhibits to the Draft Registration Statement and will provide the remainder of the exhibits in subsequent submissions or filings.

The Company is submitting the Draft Registration Statement on a confidential basis in accordance with Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”) and confirms that (i) it is an “emerging growth company,” as defined in the Securities Act, (ii) the Company’s common equity securities have not been sold pursuant to an effective registration statement on or prior to December 8, 2011, and (iii) the Company will publicly file the initial confidential submission and all amendments thereto no later than 21 days prior to the date the Company first conducts a road show for its proposed initial public offering.

The Draft Registration Statement includes the Company’s audited consolidated financial statements for the three years ended December 31, 2010, 2011 and 2012 and as of December 31, 2011 and 2012. The Company will provide selected quarterly financial data under Item 302 of Regulation S-K in a subsequent submission.

†	In association with Tumbuan & Partners

April 5, 2013 - Page 2

On behalf of the Company, we appreciate your attention to this matter. If you have any questions or wish to discuss any matters with respect to the confidential submission, please do not hesitate to contact me at (650) 473-2630 (email: pku@omm.com) or my colleague Ke Geng at +86 (10) 6563 4261 (email: kgeng@omm.com). Regarding accounting matters, you may contact Mr. Mark Voll, chief financial officer of the Company at (408) 982-2788 (email: mark.voll@)montage-tech.com). You may also contact Alison Wong of PricewaterhouseCoopers Zhong Tian CPAs Limited Company at +86 (21) 2323 2551 (email: alison.cy.wong@cn.pwc.com) in respect of any accounting issues.

Thanks in advance for your cooperation in connection with this matter.

Sincerely,

/s/ Portia Ku

cc:	Howard C. Yang, Chief Executive Officer and Chairman
Mark Voll, Chief Financial Officer
(Montage Technology Group Limited)
Ke Geng, Esq.
(O’Melveny & Myers LLP)
James J. Masetti
(Pillsbury Winthrop Shaw Pittman LLP)
Heidi E. Mayon
(Pillsbury Winthrop Shaw Pittman LLP)
Alison Wong
(PricewaterhouseCoopers Zhong Tian CPAs Limited Company)